Note 13 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	December 31,
	2013	2012
Rondald L. Wheet, Chief Executive Officer	$-	$32,502
Stephen Wheet, Director of Sales	9,890	-
Vincent Olmo, Chief Operating Officer	942	9,194
	$10,832	$41,696